Operating Lease (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Summary of Operating Lease Right-of-use Assets and Operating Lease Liabilities

The operating lease right-of-use assets and the operating lease liabilities as of December 31, 2021 and 2022 were as follows:

	As of December 31,
	2021	2022
	US$	US$
Operating lease right-of-use assets	857,474	1,950,364

Operating lease liabilities, current	472,734	858,452
Operating lease liabilities, non-current	195,596	744,612
Total operating lease liabilities	668,330	1,603,064

Summary of Operating Lease Cost and Short-term Lease Cost

The operating lease cost and short-term lease cost for the year ended December 31, 2021 and 2022 were as follows:

	For the Year Ended December 31,
	2021	2022
	US$	US$
Operating lease cost	971,854	908,008
Short-term lease cost	425,129	1,032,818
Total lease cost	1,396,983	1,940,826

Summary of Maturities of Operating Lease Liabilities

Maturities of operating lease liabilities as of December 31, 2022 were as follows:

December 31, 2022
US$
2023	879,972
2024	718,770
2025 and thereafter	84,292
Total undiscounted lease payments	1,683,034
Less: imputed interest	(79,970)
Total operating lease liabilities	1,603,064